Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		¥ 4,744,682	¥ 4,609,702	¥ 4,694,256
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,153,072	1,061,859
One year ago		754,895	1,091,822
Two years ago		862,432	710,782
Three years ago		554,762	451,738
Four years ago		378,732	360,812
Prior		815,806	687,651
Total financing receivables		4,519,699	4,364,664
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		11,302	19,379
One year ago		10,678	23,126
Two years ago		11,522	15,167
Three years ago		9,632	14,516
Four years ago		19,287	9,702
Prior		39,678	21,056
Total financing receivables		102,099	102,946
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,343,030	2,311,624	2,171,139
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		2,113,430	2,070,921
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		55,913	52,156
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		322,924	371,914
One year ago		314,935	443,079
Two years ago		387,988	332,461
Three years ago		314,163	220,035
Four years ago		202,309	223,814
Prior		595,321	498,350
Total financing receivables		2,137,640	2,089,653
Consumer borrowers | Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		302,695	362,832
One year ago		309,893	431,483
Two years ago		382,612	327,967
Three years ago		311,959	217,380
Four years ago		198,974	223,540
Prior		594,612	498,080
Total financing receivables		2,100,745	2,061,282
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	20,229	9,082
One year ago	[1]	5,042	11,596
Two years ago	[1]	5,376	4,494
Three years ago	[1]	2,204	2,655
Four years ago	[1]	3,335	274
Prior	[1]	709	270
Total financing receivables	[1]	36,895	28,371
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		8,282	11,041
One year ago		4,595	7,854
Two years ago		3,852	5,132
Three years ago		2,098	3,176
Four years ago		961	2,612
Prior		11,915	3,609
Total financing receivables		31,703	33,424
Consumer borrowers | Non-Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		26	96
One year ago		94	735
Two years ago		489	1,598
Three years ago		380	1,683
Four years ago		222	2,068
Prior		11,474	3,459
Total financing receivables		12,685	9,639
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	8,256	10,945
One year ago	[1]	4,501	7,119
Two years ago	[1]	3,363	3,534
Three years ago	[1]	1,718	1,493
Four years ago	[1]	739	544
Prior	[1]	441	150
Total financing receivables	[1]	19,018	23,785
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,343,679	1,268,560
Corporate borrowers | Non-recourse Loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables				132,081
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		74,085	47,956
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		80,918	113,129
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		278,607	279,046
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		121,851	133,802
Corporate borrowers | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		164,132	200,033
Corporate borrowers | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		624,086	494,594
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		487,433	341,346
One year ago		188,634	378,732
Two years ago		283,950	207,214
Three years ago		127,128	124,889
Four years ago		96,851	71,400
Prior		111,640	97,113
Total financing receivables		1,295,636	1,220,694
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		26,991	6,637
One year ago		6,686	24,428
Two years ago		24,244	5,283
Three years ago		5,256	2,802
Four years ago		2,750	0
Prior		8,158	8,806
Total financing receivables		74,085	47,956
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	1,349
One year ago		5,547	52,413
Two years ago		51,467	28,291
Three years ago		11,744	15,817
Four years ago		7,721	5,178
Prior		1,397	8,764
Total financing receivables		77,876	111,812
Corporate borrowers | Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		102,719	103,982
One year ago		48,420	62,274
Two years ago		37,845	35,065
Three years ago		28,727	28,743
Four years ago		24,481	25,487
Prior		34,111	21,753
Total financing receivables		276,303	277,304
Corporate borrowers | Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		24,104	42,980
One year ago		26,751	55,678
Two years ago		41,644	10,695
Three years ago		2,256	4,992
Four years ago		5,478	1,976
Prior		740	2,976
Total financing receivables		100,973	119,297
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		75,273	78,281
One year ago		24,808	41,166
Two years ago		26,748	30,116
Three years ago		13,746	12,746
Four years ago		6,457	11,798
Prior		13,806	18,664
Total financing receivables		160,838	192,771
Corporate borrowers | Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		258,346	108,117
One year ago		76,422	142,773
Two years ago		102,002	97,764
Three years ago		65,399	59,789
Four years ago		49,964	26,961
Prior		53,428	36,150
Total financing receivables		605,561	471,554
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		412	6,972
One year ago		3,184	12,215
Two years ago		4,138	6,594
Three years ago		4,747	7,266
Four years ago		14,562	4,110
Prior		21,000	10,709
Total financing receivables		48,043	47,866
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	58
One year ago		64	0
Two years ago		0	0
Three years ago		1,587	0
Four years ago		0	0
Prior		1,391	1,259
Total financing receivables		3,042	1,317
Corporate borrowers | Non-Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	70
One year ago		245	252
Two years ago		938	192
Three years ago		71	0
Four years ago		0	690
Prior		1,050	538
Total financing receivables		2,304	1,742
Corporate borrowers | Non-Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	3,049
Two years ago		0	2,057
Three years ago		371	4,946
Four years ago		12,790	1,056
Prior		7,717	3,397
Total financing receivables		20,878	14,505
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Japan [Member] | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		156	1,210
One year ago		457	3,865
Two years ago		1,392	205
Three years ago		124	878
Four years ago		392	82
Prior		773	1,022
Total financing receivables		3,294	7,262
Corporate borrowers | Non-Performing | Commercial Industrial And Other Companies In Overseas [Member] | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		256	5,634
One year ago		2,418	5,049
Two years ago		1,808	4,140
Three years ago		2,594	1,442
Four years ago		1,380	2,282
Prior		10,069	4,493
Total financing receivables		18,525	23,040
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables				¥ 13,218
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	527
One year ago		0	0
Two years ago		24	0
Three years ago		281	168
Four years ago		1,072	119
Prior		10,885	9,714
Total financing receivables		12,262	10,528
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		0	0
Three years ago		0	15
Four years ago		0	0
Prior		1,485	1,808
Total financing receivables		1,485	1,823
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		1,057,973	1,029,518
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		652,455	687,462
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables		405,518	342,056
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		328,428	333,190
One year ago		249,106	268,966
Two years ago		190,125	171,040
Three years ago		113,190	105,708
Four years ago		77,683	62,977
Prior		80,217	68,712
Total financing receivables		1,038,749	1,010,593
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		119,538	184,342
One year ago		154,757	165,580
Two years ago		133,589	121,072
Three years ago		91,691	84,928
Four years ago		68,087	57,393
Prior		78,283	67,040
Total financing receivables		645,945	680,355
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		208,890	148,848
One year ago		94,349	103,386
Two years ago		56,536	49,968
Three years ago		21,499	20,780
Four years ago		9,596	5,584
Prior		1,934	1,672
Total financing receivables		392,804	330,238
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,608	1,366
One year ago		2,899	3,057
Two years ago		3,474	3,441
Three years ago		2,787	3,151
Four years ago		2,178	2,980
Prior		5,278	4,930
Total financing receivables		19,224	18,925
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		402	151
One year ago		605	776
Two years ago		1,044	1,194
Three years ago		1,103	1,512
Four years ago		1,247	1,261
Prior		2,109	2,213
Total financing receivables		6,510	7,107
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2,206	1,215
One year ago		2,294	2,281
Two years ago		2,430	2,247
Three years ago		1,684	1,639
Four years ago		931	1,719
Prior		3,169	2,717
Total financing receivables		12,714	11,818
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		14,287	14,882
One year ago		2,220	1,045
Two years ago		345	67
Three years ago		0	938
Four years ago		817	2,502
Prior		17,743	13,762
Total financing receivables		35,412	33,196
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		58	0
Three years ago		0	908
Four years ago		1,586	0
Prior		0	0
Total financing receivables		¥ 1,644	¥ 908

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 33 “Commitments, Guarantees and Contingent Liabilities”